UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05037

Professionally Managed Portfolios-The Perkins Discovery Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste.
Glendora CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (""OMB"") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.



Company Name						Meeting Date	Cusip		Ticker
Criticare Systems, Inc.					12/1/2005	226901-10-6	CMD
Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To adopt and approve the proposed
		Amendment to the Criticare Systems
		Inc. 2003 Stock Option Plan.		Issuer
For	For	To ratify the appointment of BDO
		Seidman, LLP as the Company's
		independent registered public
		accounting firm for the 2006
		fiscal year.				Issuer

Company Name						Meeting Date	Cusip		Ticker
Ciprico Inc.						1/26/2006	172529-10-9	CPCI

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To set the number of members of the
		Board of Directors at six.		Issuer
For	For	To consider and act upon such other
		matters as may properly come before the
		meeting and any adjournment thereof.	Issuer

Company Name						Meeting Date	Cusip		Ticker
Granite City Food & Brewery Ltd.			10/11/2005	38724Q-10-7	GCFB

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	To ratify the appointment of Schechter,
		Dokken, Kanter, Andrews & Selcer Ltd.
		as our independent registered public
		accounting firm for the fiscal year
		ending December 27, 2005.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Globecomm Systems, Inc.					11/17/2005	37956X-10-3	GCOM

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	Proposal to ratify the appointment
		of Ernst & Young LLP, as independent
		auditors of the Company as described
		in the Proxy Statement.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Internet America, Inc.					12/6/2005	46048Y-10-9	GEEK

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer

Company Name						Meeting Date	Cusip		Ticker
HEI, Inc.						1/12/2006	404161-10-3	HEII

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Election of Class I Director 1		Issuer
For	For	Election of Class I Director 2		Issuer
For	For	To approve an amendment to increase
		the number of shares authorized for
		issuance under the Company's 1998 Stock
		Option Plan from 1,650,000 to 2,000,000.Issuer
For	For	To approve the 2005 HEI, Inc. Employee
		Stock Purchase Plan.			Issuer
For	For	To approve an amendment to the Articles
		of Incorporation of the Company to
		increase the number of authorized shares
		from 15,000,000 to 25,000,000 shares.	Issuer

Company Name						Meeting Date	Cusip		Ticker
Multiband Corporation					8/31/2005	62544X-10-0	MBND

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	To ratify the election of Virchow,
		Krause & Company, LLP as independent
		auditors of the Company for Fiscal
		Year 2004.				Issuer

Company Name						Meeting Date	Cusip		Ticker
Urologix, Inc.						11/8/2005	917273-10-4	ULGX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	To act upon such other matters as
		may properly be presented at the
		Meeting or any adjourment(s) or
		postponement(s) thereof.		Issuer

Company Name						Meeting Date	Cusip		Ticker
ADDvantage Technologies Group, Inc.			3/7/2006	006743-30-6	AEY

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Proposal to ratify the appointment of
		Hogan & Slovacek as our independent
		auditors.				Issuer

Company Name						Meeting Date	Cusip		Ticker
American Shares Hospital Services			6/28/2006	029595-10-5	AMS

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	2006 Stock Incentive Plan.  To approve
		the Company's 2006 Stock Incentive Plan
		(the ""2006 Plan"").  The 2006 Plan
		will serve as a successor to our 2001
		and 1995 Stock Option Plan.  The 2006
		Plan has 750,000 shares of our common
		stock reserved for issuance, including
		approximately 390,000 shares that will
		be transferred from the 2001 and 1995
		Stock Option Plans to the 2006 Plan.	Issuer
For	For	Long Term Incentive Compensation Plan.
		To approve the Company's Long Term
		Incentive Compensation Plan.  Under
		this Plan executive officers and other
		employees essential to the Company's
		financial growth and success are
		eligible to earn incentive compensation
		upon the attainment of pre-established
		performance objectives.			Issuer
For	For	Ratification of independent registered
		public accounting firm.  To ratify the
		appointment of Moss Adams LLP as the
		Company's independent accounting firm
		for the the year ending
		December 31, 2006.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Applix, Inc.						6/8/2006	038316-10-5	APLX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To ratify the selection of Deloitte
		& Touche LLP as the Company's
		independent registered public
		accounting firm for the fiscal year
		ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Appliance Recycling Centers of America, Inc.		5/4/2006	03814F-20-5	ARCI

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Approval and adoption of the 2006 Stock
		Option Plan.				Issuer

Company Name						Meeting Date	Cusip		Ticker
BTU International, Inc.					5/19/2006	056032-10-5	BTUI

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer

Company Name						Meeting Date	Cusip		Ticker
Cash Systems, Inc.					4/24/2006	14756B-10-2	CKNN
Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Ratify appointment of Virchow, Krause
		& Company, LLP as our independent
		certified public accountants for the
		year ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
CorVel Corporation					8/3/2006	221006-10-9	CRVL

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	To approve a series of amendments to,
		and restatement of, the bylaws of the
		Company's to, among other things,
		increase the number of Directors which
		shall constitute the whole Board of
		Directors from five Directors to
		seven Directors.			Issuer
For	For	To approve a series of amendments to
		the Company's Restated 1988 Executive
		Stock Option Plan that will effect the
		following changes:  (I) extend the
		termination date of the Option Plan by
		ten years, (II) increase the maximum
		number of shares of common stock, (III)
		rename the Option Plan, and (IV) effect
		various other improvements to the
		Option Plan.				Issuer
For	For	To ratify the appointment of Grant
		Thornton LLP as the Company's
		independent auditors for fiscal 2007.	Issuer

Company Name						Meeting Date	Cusip		Ticker
Double Eagle Petroleum Co.				6/6/2006	258570-20-9	DBLE

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Proposal to ratify the selection of
		Hein & Associates LLP as the Company's
		certified independent accountants.	Issuer
For	For	In their discretion, the Proxies are
		authorized to vote upon an adjournment
		or postponement of the Meeting.		Issuer

Company Name						Meeting Date	Cusip		Ticker
I-Trax, Inc.						5/17/2006	45069D-20-3	DMX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For 	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	To ratify the appointment of Goldstein
		Golub Kessler LLP as the Company's
		independent auditors for the fiscal
		year ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Digital Angel Corporation				3/20/2006	253830-10-3	DOC

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Ratifying the appointment of Eisner
		LLP as independent auditors for the
		fiscal year ending December 31, 2006.	Issuer

Company Name						Meeting Date	Cusip		Ticker
Datalink Corporation					5/4/2006	237934-10-4	DTLK

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	To approve Amendments to the Datalink
		Corporation 2000 Director Stock Option
		Plan, as amended, as set forth in our
		Proxy Statement.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Edgewater Technology, Inc.				6/6/2006	280358-10-2	EDGW

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	To ratify and approve the appointment
		of Deloitte & Touche LLP as independent
		auditors for the Company.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Eloyalty Corporation					5/18/2006	290151-30-7	ELOY

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer

Company Name						Meeting Date	Cusip		Ticker
Health Fitness Corporation				5/23/2006	42217V-10-2	HFIT

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	Approve the increase in the shares
		reserved for the 1995 Employee Stock
		Purchase Plan.				Issuer
For	For	Approve the increase in the shares
		reserved for the 2005 Stock Option
		Plan.					Issuer
For	For	Ratify selection of Grant Thornton LLP
		as independent registered public
		accounting firm.			Issuer

Company Name						Meeting Date	Cusip		Ticker
I-Many, Inc.						5/25/2006	44973Q-10-3	IMNY

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	To ratify the selection of BDO Seidman,
		LLP as the Company's independent
		auditors for the current fiscal year.	Issuer

Company Name						Meeting Date	Cusip		Ticker
Integramed America, Inc.				5/23/2006	45810N-30-2	INMD

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer

Company Name						Meeting Date	Cusip		Ticker
Insignia Systems, Inc.					5/16/2006	45765Y-10-5	ISIG

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	To approve an amendment to Article III
		of the Company's Articles of
		Incorporation to increase the number of
		authorized shares of common stock from
		20,000,000 to 40,000,000 shares.	Issuer
For	For	To approve an amendment to the
		Company's Employee Stock Purchase Plan
		to increase the number of shares
		reserved for issuance under the Plan
		from 700,000 to 950,000 shares.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Mitek Systems, Inc.					2/22/2006	606710-20-0	MITK

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Approval of 2006 Stock Option Plan	Issuer
For	For	Ratify the appointment of Stonefield
		Josephson, Inc. as the Company's 2006
		auditors.				Issuer

Company Name						Meeting Date	Cusip		Ticker
Medtox Scientific, Inc.					5/25/2006	584977-20-1	MTOX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To ratify the appointment of Deloitte
		& Touche LLP as the Company's
		independent registered public
		accounting firm for 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Matrixx Initiatives, Inc.				5/11/2006	57685L-10-5	MTXX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	To ratify the appointment of Mayer
		Hoffman McCann P.C. as the independent
		registered public accounting firm of
		Matrixx for the fiscal year ending
		December 31, 2006.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Nature Vision, Inc.					5/19/2006	63902E-10-6	NRVN

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer

Company Name						Meeting Date	Cusip		Ticker
National Technical Systems, Inc.			6/29/2006	638104-10-9	NTSC

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To approve and adopt the National
		Technical Systems, Inc. 2006 Equity
		Incentive Plan.				Issuer
For	For	To ratify the selection of Ernst &
		Young LLP as the independent registered
		public accounting firm for the fiscal
		year ending January 31, 2007.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Optelecom-NKF, Inc.					5/2/2006	683818-20-7	OPTC

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	To approve the 2006 Directors
		Compensation Plan for the Board
		of Directors.				Issuer
For	For	To extend the term of the 2001
		Directors Stock Option Plan to
		December 31, 2010.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Rimage Corporation					5/16/2006	766721-10-4	RIMG

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	A proposal to ratify and approve the
		appointment of KPMG LLP as independent
		auditors for the Company for the fiscal
		year ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Rita Medical Systems, Inc.				6/7/2006	76774E-10-3	RITA

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Amendment to the 2005 Stock and
		Incentive Plan to increase the number
		of shares of common stock issuable
		under the Plan by an additional
		500,000 shares, to an aggregate of
		5,876,746 Shares.			Issuer
For	For	Ratification of the selection of
		Stonefield Josephson, Inc. as our
		independent registered public
		accounting firm for the fiscal year
		ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Rush Enterprises, Inc.					5/16/2006	781846-20-9	RUSHA

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Proposal to approve the adoption of the
		2006 Non-Employee Director Stock Option
		Plan.					Issuer
For	For	Proposal to ratify the appointment of
		Ernst & Young LLP as the Company's
		independent public accounting firm for
		the fiscal year ending
		December 31, 2006.			Issuer
For	For	To consider and act upon such other
		matters which may properly come before
		the meeting or any adjournment or
		postponement thereof.			Issuer

Company Name						Meeting Date	Cusip		Ticker
Sonic Innovations, Inc.					5/12/2006	83545M-10-9	SNCI

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Proposal to ratify the appointment of
		KPMG LLP as the Company's independent
		auditors.				Issuer

Company Name						Meeting Date	Cusip		Ticker
Spectranetics Corporation				6/6/2006	84760C-10-7	SPNC

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Approval of Award Plan			Issuer
For	For	Appointment of independent auditors	Issuer

Company Name						Meeting Date	Cusip		Ticker
Stellent, Inc.						8/1/2006	85856W-10-5	STEL

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	To ratify the appointment of Grant
		Thornton LLP as independent auditors
		of the Company for the fiscal year
		ending March 31, 2007.			Issuer

Company Name						Meeting Date	Cusip		Ticker
The Exploration company of Delaware Inc.		5/12/2006	302133-20-2	TXCO

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Class A Director 1			Issuer
For	For	Class A Director 2			Issuer
For	For	Class B Director 3			Issuer
For	For	Class B Director 4			Issuer
For	For	Proposal to ratify the appointment of
		Akin, Doherty, Klein & Feuge, P.C.
		certified public accountants, as
		independent auditors for the Company
		and its subsidiaries for the calendar
		year ending December 31, 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
Youbet.com, Inc.					6/15/2006	987413-10-1	UBET

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	To approve the amendment to the
		Youbet.com, Inc. Equity Incentive Plan.	Issuer

Company Name						Meeting Date	Cusip		Ticker
UTEK Corporation					6/23/2006	91759P-10-6	UTK

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	Director 9				Issuer
For	For	To ratify the selection of Pender
		Newkirk & Company LLP as the Company's
		registered independent public accounting
		firm for 2006.				Issuer

Company Name						Meeting Date	Cusip		Ticker
Varsity Group, Inc.					6/15/2006	922281-10-0	VSTY

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1 for a term expiring at the
		2008 Annual Meeting			Issuer
For	For	Director 2 for a term expiring at the
		2009 Annual Meeting			Issuer
For	For	Director 3 for a term expiring at the
		2009 Annual Meeting			Issuer
For	For	To ratify the selection of
		PricewaterhouseCoopers LLP, as the
		Company's independent registered public
		accounting firm for 2006.		Issuer

Company Name						Meeting Date	Cusip		Ticker
WPT Enterprises, Inc.					5/31/2006	98211W-10-8	WPTE

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	Director 8				Issuer
For	For	Director 9				Issuer
For	For	The approval of the Amendment to our
		2004 Stock Incentive Plan to increase
		the number of shares of common stock
		reserved for issuance thereunder from
		3,120,000 shares to 4,200,000 shares.	Issuer
For	For	Approval of the appointment of Pierce,
		Bowler, Taylor & Kern as our independent
		registered public accounting firm for
		the 2006 fiscal year.			Issuer


SIGNATURES




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios


By (Signature and Title)* /s/ Robert M. Slotky, President



Date:  August 15, 2006

* Print the name and title of each signing officer under his or her signature.